Long-term assets - E.1.5. Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,659	$ 1,684
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	907	907
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	115	123
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	47	50
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	173	181
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Goodwill	12	12
Nicaragua
Disclosure of information for cash-generating units [line items]
Goodwill	207	213
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3	$ 3